UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           -----------------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------------------

Form 13F File Number: 28-05718
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   7/02/2004
-------------------                   -------------                   ---------
    [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           82
                                         -----------
Form 13F Information Table Value Total:  $98,370,882
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ADOBE SYS INC COM              COM              00724F101   967200   20800          SOLE             SOLE      0    0
AKAMAI TECHNOLOGIES COM        COM              00971T101    46670    2600          SOLE             SOLE      0    0
ALVARION LTD                   COM              m0861t100    39840    3000          SOLE             SOLE      0    0
AMERICREDIT CORP COM           COM              03060R101    44919    2300          SOLE             SOLE      0    0
APPLE COMPUTER                 COM              037833100  2372166   72900          SOLE             SOLE      0    0
ARMOR HOLDINGS INC             COM              042260109    34000    1000          SOLE             SOLE      0    0
AUTODESK INC                   COM              052769106    42810    1000          SOLE             SOLE      0    0
AVON PRODS INC COM             COM              054303102  2925276   63400          SOLE             SOLE      0    0
BARD C R INC COM               COM              067383109  3285700   58000          SOLE             SOLE      0    0
BIOGEN IDEC INC COM            COM              09062X103   974050   15400          SOLE             SOLE      0    0
BIOMET                         COM              090613100   995456   22400          SOLE             SOLE      0    0
BOSTON SCIENTIFIC CORP COM     COM              101137107    55640    1300          SOLE             SOLE      0    0
BROADCOM CP                    COM              111320107    88540    1900          SOLE             SOLE      0    0
BURLINGTON RES INC COM         COM              122014103  3176604   87800          SOLE             SOLE      0    0
CAESARS ENTMT INC COM          COM              127687101  1899000  126600          SOLE             SOLE      0    0
CHECK POINT SOFTWARE           COM              M22465104    86368    3200          SOLE             SOLE      0    0
CHESAPEAKE ENERGY CORP COM     COM              165167107  1951872  132600          SOLE             SOLE      0    0
CHICAGO MERCANTILE EXCHANGE    COM              167760107    43311     300          SOLE             SOLE      0    0
CIGNA CORP COM                 COM              125509109  1211056   17600          SOLE             SOLE      0    0
COACH INC COM                  COM              189754104  1482232   32800          SOLE             SOLE      0    0
COCA COLA ENTERPRISES COM      COM              191219104  3417921  117900          SOLE             SOLE      0    0
CONOCOPHILLIPS COM             COM              20825C104  3402534   44600          SOLE             SOLE      0    0
CONSOLIDATED GRAPHICS          COM              209341106    44050    1000          SOLE             SOLE      0    0
COSTAR GROUP INC               COM              22160n109    41337     900          SOLE             SOLE      0    0
COUNTRYWIDE FINANCIAL COM      COM              222372104  1935387   27550          SOLE             SOLE      0    0
COVENTRY HEALTH CARE COM       COM              222862104  3403440   69600          SOLE             SOLE      0    0
CURTISS-WRIGHT CORP            COM              231561101    44952     800          SOLE             SOLE      0    0
DEVON ENERGY CORP NEW COM      COM              25179M103  1927200   29200          SOLE             SOLE      0    0
DICK'S SPORTING GOODS          COM              253393102    33350    1000          SOLE             SOLE      0    0
DYCOM INDUSTRIES INC           COM              267475101    42000    1500          SOLE             SOLE      0    0
EBAY                           COM              278642103  4064190   44200          SOLE             SOLE      0    0
ENGINEERED SUPPORT SYS         COM              292866100    40957     700          SOLE             SOLE      0    0
EOG RES INC COM                COM              26875P101    23884     400          SOLE             SOLE      0    0
EON LABS INC COM               COM              29412E100  2075151   50700          SOLE             SOLE      0    0
ERESEARCH TECHNOLOGY COM       COM              29481V108    86800    3100          SOLE             SOLE      0    0
FIRST HORIZON PHARMACEUTICAL   COM              32051k106    39690    2100          SOLE             SOLE      0    0
FISHER SCIENTIFIC INTL COM NEW COM              338032204  3216675   55700          SOLE             SOLE      0    0
GEVITY HR                      COM              374393106    52380    2000          SOLE             SOLE      0    0
GSI LUMONICS INC               COM              36229u102    47320    2800          SOLE             SOLE      0    0
HEALTHEXTRAS INC               COM              422211102    43082    2600          SOLE             SOLE      0    0
IDEXX LABS INC COM             COM              45168D104  3568698   56700          SOLE             SOLE      0    0
IDX SYSTEMS CORP               COM              449491109    38268    1200          SOLE             SOLE      0    0
INT'L GAME TECH                COM              459902102   451620   11700          SOLE             SOLE      0    0
INVITROGEN CP                  COM              46185R100    35995     500          SOLE             SOLE      0    0
JETBLUE AWYS CORP COM          COM              477143101    41132    1400          SOLE             SOLE      0    0
JOY GLOBAL INC COM             COM              481165108    92814    3100          SOLE             SOLE      0    0
L3 COMMUNICATIONS              COM              502424104  2464920   36900          SOLE             SOLE      0    0
LAUDER ESTEE COS INC CL A      COM              518439104   975600   20000          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS COM     COM              53215T106  1682681  373100          SOLE             SOLE      0    0
LIFE PARTNERS INC.,            COM              53215T106  3954368  876800          SOLE             SOLE      0    0
(Certificate)
MARATHON OIL CORP COM          COM              565849106  1014112   26800          SOLE             SOLE      0    0
MONSANTO COMPANY               COM              61166w101    46200    1200          SOLE             SOLE      0    0
OLD DOMINION FREIGHT LINES     COM              679580100    41272    1400          SOLE             SOLE      0    0
PATINA OIL & GAS CORP COM      COM              703224105   964801   32300          SOLE             SOLE      0    0
PAXAR CORP COM                 COM              704227107    42944    2200          SOLE             SOLE      0    0
PEABODY ENERGY CORP            COM              704549104    27995     500          SOLE             SOLE      0    0
PULTE CP                       COM              745867101    20812     400          SOLE             SOLE      0    0
QUALCOMM INC                   COM              747525103  4685316   64200          SOLE             SOLE      0    0
QUIKSILVER INC                 COM              74838c106    38096    1600          SOLE             SOLE      0    0
RESEARCH IN MOTION LTD COM     COM              760975102  1663335   24300          SOLE             SOLE      0    0
SALIX PHARMACEUTICALS          COM              795435106    85670    2600          SOLE             SOLE      0    0
SANDERSON FARMS INC COM        COM              800013104   997332   18600          SOLE             SOLE      0    0
SCANSOURCE INC                 COM              806037107    41594     700          SOLE             SOLE      0    0
SIERRA HEALTH SVCS INC COM     COM              826322109  4250970   95100          SOLE             SOLE      0    0
SOUTHWESTERN ENERGY COMPANY    COM              845467109    40138    1400          SOLE             SOLE      0    0
STARBUCKS                      COM              855244109   513182   11800          SOLE             SOLE      0    0
STATION CASINOS                COM              857689103  2497440   51600          SOLE             SOLE      0    0
STEEL DYNAMICS                 COM              858119100    51534    1800          SOLE             SOLE      0    0
SUNOCO INC COM                 COM              86764P109  3441842   54100          SOLE             SOLE      0    0
SYMANTEC CORP                  COM              871503108    52536    1200          SOLE             SOLE      0    0
TEEKAY SHIPPNG MARS IS COM     COM              Y8564W103  2885736   77200          SOLE             SOLE      0    0
TESERO PETROLEUM CORP          COM              881609101    44160    1600          SOLE             SOLE      0    0
TEVA PHARMACEUTICALS           COM              881624209  2156478   32100          SOLE             SOLE      0    0
TJX COMPANY                    COM              872540109   895594   37100          SOLE             SOLE      0    0
TYCO INTL LTD NEW COM          COM              902124106    46396    1400          SOLE             SOLE      0    0
UNITEDHEALTH GROUP INC COM     COM              91324P102   479325    7700          SOLE             SOLE      0    0
URBAN OUTFITTERS INC COM       COM              917047102  4568250   75000          SOLE             SOLE      0    0
USANA HEALTH SCIENCES          COM              90328M10     40404    1300          SOLE             SOLE      0    0
VALERO ENERGY CORP NEW COM     COM              91913Y100  4278080   58000          SOLE             SOLE      0    0
XTO ENERGY CORP COM            COM              98385X106    26811     900          SOLE             SOLE      0    0
YAHOO! CP                      COM              984332106  3377920   92800          SOLE             SOLE      0    0
ZEBRA TECHNOLOGIES CORP        COM              989207105    43500     500          SOLE             SOLE      0    0


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